UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bingham Osborn & Scarborough, LLC
Address: 345 California Street, Suite 1100

         San Francisco, CA  94104

13F File Number:  28-10638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carol Benz
Title:     Chief Operations Officer
Phone:     (415)-781-8535

Signature, Place, and Date of Signing:

     /s/  Carol Benz     San Francisco, CA     October 18, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     70

Form13F Information Table Value Total:     $232,809 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESH CORP               COMBIMTRX  COM   003881208       20    12339 SH       SOLE                    12339        0        0
ALLSTATE CORP                  COM              020002101      345     6246 SH       SOLE                     6246        0        0
ALLTEL CORP                    COM              020039103      254     3899 SH       SOLE                     3899        0        0
AMERICAN EXPRESS CO            COM              025816109      266     4625 SH       SOLE                     4625        0        0
AMGEN INC                      COM              031162100      335     4210 SH       SOLE                     4210        0        0
BANK OF AMERICA CORPORATION    COM              060505104      837    19875 SH       SOLE                    19875        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      656        8 SH       SOLE                        8        0        0
BLACKROCK CA INSD MUN 2008 T   COM              09247G108      158    10000 SH       SOLE                    10000        0        0
BOSTON PRIVATE FINL HLDGS IN   COM              101119105     1418    53412 SH       SOLE                    53412        0        0
BP PLC                         SPONSORED ADR    055622104      748    10560 SH       SOLE                    10560        0        0
CARBO CERAMICS INC             COM              140781105      264     3995 SH       SOLE                     3995        0        0
CHEVRON CORP NEW               COM              166764100     1063    16425 SH       SOLE                    16425        0        0
CISCO SYS INC                  COM              17275R102      541    30195 SH       SOLE                    30195        0        0
CITIGROUP INC                  COM              172967101     1144    25128 SH       SOLE                    25128        0        0
DIAMONDS TR                    UNIT SER 1       252787106    11770   111299 SH       SOLE                   111299        0        0
ELAN PLC                       ADR              284131208      329    37122 SH       SOLE                    37122        0        0
EMERSON ELEC CO                COM              291011104      232     3229 SH       SOLE                     3229        0        0
EXXON MOBIL CORP               COM              30231G102     2874    45226 SH       SOLE                    45226        0        0
FAIR ISAAC CORP                COM              303250104      279     6223 SH       SOLE                     6223        0        0
GENERAL ELEC CO                COM              369604103     2694    80003 SH       SOLE                    80003        0        0
GILLETTE CO                    COM              375766102      207     3560 SH       SOLE                     3560        0        0
HEWLETT PACKARD CO             COM              428236103      247     8447 SH       SOLE                     8447        0        0
HOME DEPOT INC                 COM              437076102      200     5252 SH       SOLE                     5252        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      609     7493 SH       SOLE                     7493        0        0
ILOG S A                       SPONSORED ADR    452360100      265    15393 SH       SOLE                    15393        0        0
INTEL CORP                     COM              458140100      583    23660 SH       SOLE                    23660        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      518     6456 SH       SOLE                     6456        0        0
ISHARES TR                     RUSL 2000 VALU   464287630      630     9551 SH       SOLE                     9551        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2712    39403 SH       SOLE                    39403        0        0
ISHARES TR                     DJ US UTILS      464287697      806     9813 SH       SOLE                     9813        0        0
ISHARES TR                     RUSSELL 1000     464287622     7451   111388 SH       SOLE                   111388        0        0
ISHARES TR                     RUSSELL 2000     464287655      257     3876 SH       SOLE                     3876        0        0
ISHARES TR                     S&P 500 INDEX    464287200    72098   586161 SH       SOLE                   586161        0        0
ISHARES TR                     GLDM SACHS TEC   464287549      803    17471 SH       SOLE                    17471        0        0
ISHARES TR                     MSCI EAFE IDX    464287465    24090   414623 SH       SOLE                   414623        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      579    10018 SH       SOLE                    10018        0        0
ISHARES TR                     DJ SEL DIV INX   464287168      217     3480 SH       SOLE                     3480        0        0
ISHARES TR                     DJ US TECH SEC   464287721      956    19651 SH       SOLE                    19651        0        0
JOHNSON & JOHNSON              COM              478160104     1005    15877 SH       SOLE                    15877        0        0
KIMBERLY CLARK CORP            COM              494368103      275     4616 SH       SOLE                     4616        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      234     4427 SH       SOLE                     4427        0        0
MATTEL INC                     COM              577081102      289    17300 SH       SOLE                    17300        0        0
MAXYGEN INC                    COM              577776107       87    10537 SH       SOLE                    10537        0        0
MICROSOFT CORP                 COM              594918104      684    26575 SH       SOLE                    26575        0        0
NASDAQ 100 TR                  UNIT SER 1       631100104    25307   641344 SH       SOLE                   641344        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      285     3335 SH       SOLE                     3335        0        0
OPENTV CORP                    CL A             G67543101      100    34777 SH       SOLE                    34777        0        0
ORACLE CORP                    COM              68389X105      220    17744 SH       SOLE                    17744        0        0
PEPSICO INC                    COM              713448108      322     5678 SH       SOLE                     5678        0        0
PFIZER INC                     COM              717081103      684    27412 SH       SOLE                    27412        0        0
PROCTER & GAMBLE CO            COM              742718109      835    14048 SH       SOLE                    14048        0        0
QUALCOMM INC                   COM              747525103      420     9393 SH       SOLE                     9393        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      457     6965 SH       SOLE                     6965        0        0
SCHWAB CHARLES CORP NEW        COM              808513105      276    19127 SH       SOLE                    19127        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      734    21857 SH       SOLE                    21857        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     2319   110954 SH       SOLE                   110954        0        0
SOUTHERN CO                    COM              842587107      223     6241 SH       SOLE                     6241        0        0
SPDR TR                        UNIT SER 1       78462F103    53109   431642 SH       SOLE                   431642        0        0
STELLENT INC                   COM              85856W105     1162   135542 SH       SOLE                   135542        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104      293     6280 SH       SOLE                     6280        0        0
SUN MICROSYSTEMS INC           COM              866810104       40    10207 SH       SOLE                    10207        0        0
SYSCO CORP                     COM              871829107      259     8270 SH       SOLE                     8270        0        0
UNIONBANCAL CORP               COM              908906100      626     8975 SH       SOLE                     8975        0        0
US BANCORP DEL                 COM NEW          902973304      306    10895 SH       SOLE                    10895        0        0
VANGUARD INDEX TR              REIT VIPERS      922908553     1493    24691 SH       SOLE                    24691        0        0
VERIZON COMMUNICATIONS         COM              92343V104      205     6264 SH       SOLE                     6264        0        0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100      273    10521 SH       SOLE                    10521        0        0
WELLS FARGO & CO NEW           COM              949746101      282     4817 SH       SOLE                     4817        0        0
WESTAMERICA BANCORPORATION     COM              957090103      322     6229 SH       SOLE                     6229        0        0
ZIMMER HLDGS INC               COM              98956P102      228     3313 SH       SOLE                     3313        0        0